Balance Sheet (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash	$ 501,202	$ 230,554
Accounts receivable	0	0
Inventory	0	0
Total current assets	501,202	230,554
Fixed Assets
Furniture and Equipment	0	0
Computer Equipment	7,704	6,892
Leasehold Improvements	0	0
Total Fixed Assets	7,704	6,892
Less Accumulated Depreciation	1,119	887
Net Fixed Assets	6,585	6,005
Other Assets
Mining Claims	7,225,000	7,111,000
Other assets	30,787	0
Total Other Assets	7,255,787	7,111,000
Total assets	7,763,574	7,347,559
Current liabilities:
Accounts payable and accrued expenses	8,172	17,303
Accrued taxes	0	18,360
Notes payable	0	40,000
Total current liabilities	8,172	75,663
Long-term liabilities:
Convertible Debentures	619,000	0
Total long-term liabilities	619,000	0
Total liabilities	627,172	75,663
STOCKHOLDERS' EQUITY
Common stock, $0.001 par value, 150,000,000 authorized, 71,724,104 and 67,277,224 shares issued and outstanding, respectively	71,724	67,277
Capital in excess of par value	9,120,227	8,416,094
Deficit accumulated during the development stage	(2,055,549)	(1,211,475)
Total stockholders' equity	7,136,402	7,271,896
Total liabilities and stockholders' deficit	$ 7,763,574	$ 7,347,559